INVENTORY AND SPARE PARTS (Tables)	12 Months Ended
Dec. 31, 2011
INVENTORY AND SPARE PARTS
Schedule of inventory and spare parts

	December 31,
	2011	2010
Handsets and accessories	$223,764	$234,166
Spare parts for telecommunication equipment	28,533	34,687
SIM cards and prepaid phone cards	10,445	21,879
Advertising materials	1,320	2,011
Other materials	27,013	27,213

Total inventory and spare parts	$291,075	$319,956